Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Operating Expenses
Compensation and related expenses	8,290,699	379,242
Professional Fees	1,985,780	442,795
General and administrative	117,483	139,903
Research and development	647,302	362,456
Total Operating Expenses	11,041,264	1,324,396
Loss from Continuing Operations	(11,041,264)	(1,324,396)
Other Income (Expense) from continuing operations
Financing costs including interest	(44,171)	(490,402)
Change in fair value of convertible bridge notes		(3,170,236)
Gain on sale of equity method investment	100,000
Loss on conversion of bridge notes and accrued interest	(744,505)	(495,320)
Loss on conversion of debentures and notes payable with unrelated parties		(68,373)
Loss on conversion of accrued salary and bonus, director fees, and notes payable with related parties		(271,210)
Loss on debentures and accrued expenses converted to common stock	(390,067)
Gain on forgiveness of debt from Paycheck Protection Program	142,942
Total Other Expenses, net	(935,801)	(4,495,541)
Loss from continuing operations before income taxes	(11,977,065)	(5,819,937)
Income Taxes
Income from discontinued operations		957,254
NET LOSS	(11,977,065)	(4,862,683)
PREFERRED STOCK
Deemed dividend series B warrant modification	(850,214)
Deemed dividends on series A conversion to common stock	(542,500)
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (13,552,660)	$ (4,898,123)
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS: BASIC AND DILUTED:
CONTINUING OPERATIONS	$ (17.12)	$ (42.40)
DISCONTINUED OPERATIONS		$ 6.80
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING: BASIC AND DILUTED	791,599	138,069
Series A Preferred Stock [Member]
PREFERRED STOCK
Series B convertible contractual dividends	$ (29,538)	$ (35,440)
Series B Preferred Stock [Member]
PREFERRED STOCK
Series B convertible contractual dividends	$ (153,343)